First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.0%
129	Lockheed Martin Corp.	$62,686
	Beverages — 4.0%
1,037	Coca-Cola (The) Co.	64,563
414	PepsiCo, Inc.	62,953
		127,516
	Broadline Retail — 2.0%
282	Amazon.com, Inc. (a)	61,868
	Capital Markets — 2.0%
126	S&P Global, Inc.	62,752
	Commercial Services & Supplies — 1.9%
1,038	Copart, Inc. (a)	59,571
	Communications Equipment — 2.1%
1,109	Cisco Systems, Inc.	65,653
	Consumer Staples Distribution & Retail — 2.0%
684	Walmart, Inc.	61,799
	Electronic Equipment, Instruments & Components — 2.2%
486	Jabil, Inc.	69,935
	Financial Services — 4.1%
141	Berkshire Hathaway, Inc., Class B (a)	63,912
122	Mastercard, Inc., Class A	64,242
		128,154
	Health Care Equipment & Supplies — 2.0%
149	IDEXX Laboratories, Inc. (a)	61,603
	Health Care Providers & Services — 2.0%
113	McKesson Corp.	64,400
	Hotels, Restaurants & Leisure — 5.9%
219	McDonald’s Corp.	63,486
660	Starbucks Corp.	60,225
469	Yum! Brands, Inc.	62,921
		186,632
	Household Products — 6.1%
701	Colgate-Palmolive Co.	63,728
498	Kimberly-Clark Corp.	65,258
381	Procter & Gamble (The) Co.	63,875
		192,861
Shares	Description	Value

	Interactive Media & Services — 3.9%
330	Alphabet, Inc., Class C	$62,845
103	Meta Platforms, Inc., Class A	60,308
		123,153
	IT Services — 4.1%
179	Accenture PLC, Class A	62,970
325	VeriSign, Inc. (a)	67,262
		130,232
	Life Sciences Tools & Services — 2.0%
51	Mettler-Toledo International, Inc. (a)	62,408
	Machinery — 1.9%
656	Otis Worldwide Corp.	60,752
	Pharmaceuticals — 3.9%
82	Eli Lilly & Co.	63,304
367	Zoetis, Inc.	59,795
		123,099
	Professional Services — 4.1%
216	Automatic Data Processing, Inc.	63,230
460	Paychex, Inc.	64,501
		127,731
	Semiconductors & Semiconductor Equipment — 14.4%
380	Applied Materials, Inc.	61,800
355	Broadcom, Inc.	82,303
100	KLA Corp.	63,012
831	Lam Research Corp.	60,023
466	NVIDIA Corp.	62,579
407	QUALCOMM, Inc.	62,523
339	Texas Instruments, Inc.	63,566
		455,806
	Software — 9.5%
118	Adobe, Inc. (a)	52,472
210	Cadence Design Systems, Inc. (a)	63,097
663	Fortinet, Inc. (a)	62,640
145	Microsoft Corp.	61,118
364	Oracle Corp.	60,657
		299,984
	Specialty Retail — 7.6%
19	AutoZone, Inc. (a)	60,838
154	Home Depot (The), Inc.	59,905
243	Lowe’s Cos., Inc.	59,972
51	O’Reilly Automotive, Inc. (a)	60,476
		241,191

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.0%
264	Apple, Inc.	$66,111
1,881	HP, Inc.	61,377
		127,488
	Textiles, Apparel & Luxury Goods — 4.1%
824	NIKE, Inc., Class B	62,352
1,043	Tapestry, Inc.	68,139
		130,491
	Tobacco — 2.0%
512	Philip Morris International, Inc.	61,619

	Total Investments — 99.8%	3,149,384
	(Cost $3,168,078)
	Net Other Assets and Liabilities — 0.2%	5,995
	Net Assets — 100.0%	$3,155,379

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,149,384	$ 3,149,384	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Economic Moat ETF (EMOT)
Additional Information
December 31, 2024 (Unaudited)
Licensing Information
S&P 500® Economic Moat Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.